Financial result - Additional Information (Details) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Analysis of income and expense [abstract]
Decrease in foreign exchange loss	SFr 44.0
Foreign exchange gain/(losses)	SFr (4.5)	SFr (48.5)	SFr 72.3	SFr (39.7)